Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2015
Changes in Goodwill by Reportable Segment

Changes in goodwill by reportable segment for fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Balance at March 31, 2012
Goodwill	¥754	¥282	¥19,063	¥312	¥4,452	¥71,244	¥96,107
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	497	282	19,063	273	4,452	71,244	95,811
Acquired	0	0	199	11,439	10,972	1,504	24,114
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	67	0	0	6,337	6,404

Balance at March 31, 2013
Goodwill	754	282	19,329	11,751	15,424	79,085	126,625
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	497	282	19,329	11,712	15,424	79,085	126,329
Acquired	550	0	0	14,388	0	169,307	184,245
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(29)	111	0	25,251	25,333

Balance at March 31, 2014
Goodwill	1,304	282	19,300	26,250	15,424	273,643	336,203
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	1,047	282	19,300	26,211	15,424	273,643	335,907
Acquired	53,741	0	0	17,967	0	12,043	83,751
Impairment	(550)	0	(8,708)	0	0	(587)	(9,845)
Other (net)*	0	0	(97)	(376)	0	(36,725)	(37,198)

Balance at March 31, 2015
Goodwill	55,045	282	19,203	43,841	15,424	248,961	382,756
Accumulated impairment losses	(807)	0	(8,708)	(39)	0	(587)	(10,141)

	¥54,238	¥282	¥10,495	¥43,802	¥15,424	¥248,374	¥372,615

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥39,694 million during fiscal 2015 due to the partial sale of shares of STX Energy, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.

Other Intangible Assets

Other intangible assets at March 31, 2014 and 2015 consist of the following:

	Millions of yen
	2014	2015
Intangible assets that have indefinite useful lives:
Trade names	¥47,360	¥99,395
Asset management contracts	167,147	153,778
Others	442	2,812

	214,949	255,985

Intangible assets subject to amortization:
Software	93,118	99,342
Customer relationships	99,380	126,201
Others	49,343	33,071

	241,841	258,614
Accumulated amortization	(72,593)	(89,587)

Net	169,248	169,027

	¥384,197	¥425,012